Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,492	$ 6,875	$ 6,645
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	3,050	3,743	3,074
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 2,442	$ 3,132	$ 3,571